Non-Controlling Interests - Financial Position of Non-Controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 2,197	$ 1,902
Current liabilities	(1,931)	(935)
Total equity	2,593	3,436	$ 4,062
Non-controlling interests	1,011	1,084
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Current assets	430	743
Long-term assets	3,319	2,913
Current liabilities	(593)	(364)
Long-term liabilities	(1,033)	(987)
Total equity	(2,123)	(2,305)
Non-controlling interests	$ (869)	$ (948)
Ownership and voting rights percentage	39.90%	39.90%
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Current assets	$ 66	$ 69
Long-term assets	312	323
Current liabilities	(52)	(78)
Long-term liabilities	(36)	(37)
Total equity	(290)	(277)
Non-controlling interests	$ (142)	$ (136)
Ownership and voting rights percentage	49.99%	49.99%
TransAlta Cogeneration, L.P. | TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Ownership and voting rights percentage	49.99%